BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - Avista Public Acquisition Corp. II [Member] - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Gross proceeds					$ 230,000,000	$ 230,000,000
Proceeds allocated to Public Warrants					(9,813,334)	(9,813,334)
Issuance costs allocated to Class A ordinary shares					(13,029,901)	(13,029,901)
Remeasurement of Class A ordinary shares to redemption amount	$ 1,090,544	$ 348,332	$ 28,307,827	$ 1,438,875	28,593,235	28,593,235
Class A ordinary shares subject to possible redemption	$ 237,188,875			$ 237,188,875	$ 235,750,000	$ 235,750,000